Financial instruments (Details 1) - Recurring fair value measurement [member] - INR (₨) ₨ in Millions		Mar. 31, 2018	Mar. 31, 2017
Investment in MF [Member]
Fair value hierarchy of assets and liabilities [Line Items]
Available for sale - Financial asset		₨ 14,778	₨ 11,141
Investment in Equity [Member]
Fair value hierarchy of assets and liabilities [Line Items]
Available for sale - Financial asset		1,195	4,963
Gain/(loss) on outstanding derivative contracts [Member]
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	18	252
Level 1 of fair value hierarchy [member] | Investment in MF [Member]
Fair value hierarchy of assets and liabilities [Line Items]
Available for sale - Financial asset		14,778	11,141
Level 1 of fair value hierarchy [member] | Investment in Equity [Member]
Fair value hierarchy of assets and liabilities [Line Items]
Available for sale - Financial asset		1,195	4,963
Level 1 of fair value hierarchy [member] | Gain/(loss) on outstanding derivative contracts [Member]
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	0	0
Level 2 of fair value hierarchy [member] | Investment in MF [Member]
Fair value hierarchy of assets and liabilities [Line Items]
Available for sale - Financial asset		0	0
Level 2 of fair value hierarchy [member] | Investment in Equity [Member]
Fair value hierarchy of assets and liabilities [Line Items]
Available for sale - Financial asset		0	0
Level 2 of fair value hierarchy [member] | Gain/(loss) on outstanding derivative contracts [Member]
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	18	252
Level 3 of fair value hierarchy [member] | Investment in MF [Member]
Fair value hierarchy of assets and liabilities [Line Items]
Available for sale - Financial asset		0	0
Level 3 of fair value hierarchy [member] | Investment in Equity [Member]
Fair value hierarchy of assets and liabilities [Line Items]
Available for sale - Financial asset		0	0
Level 3 of fair value hierarchy [member] | Gain/(loss) on outstanding derivative contracts [Member]
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	₨ 0	₨ 0

[1]	The Company enters into derivative financial instruments with various counterparties, principally financial institutions and banks. Derivatives valued using valuation techniques with market observable inputs are mainly interest rate swaps, foreign exchange forward option and swap contracts. The most frequently applied valuation techniques include forward pricing, swap models and Black-Scholes-Merton models (for option valuation), using present value calculations. The models incorporate various inputs, including foreign exchange forward rates, interest rate curves and forward rate curves.